Note 2 - Summary of Significant Accounting Policies - Amortization of Definite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2015
Securities Consulting License And Related Trademarks [Member]
Acquired intangible assets (Year)	15 years
Completed Technology [Member]
Acquired intangible assets (Year)	5 years
Customer Relationships [Member] | Minimum [Member]
Acquired intangible assets (Year)	4 years
Customer Relationships [Member] | Maximum [Member]
Acquired intangible assets (Year)	5 years